Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE FUNDS GROUP TRUSTTouchstone Ares Credit Opportunities Fund (the “Fund”)Supplement dated February 14, 2025, to the Fund’s Prospectus dated January 28, 2025, as may be amended or supplemented from time to timeReduction in Advisory FeeThe Board of Trustees of the Touchstone Funds Group Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the Fund’s advisory fee.Effective March 1, 2025, the Fund will pay its investment adviser, Touchstone Advisors, Inc. (the “Adviser”), an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.50 billion. Prior to March 1, 2025, the Fund paid the Adviser an advisory fee at an annualized rate of 0.60% on all assets. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month.Operating Expense ReductionEffective March 1, 2025, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.71%, 0.76%, and 0.65% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation agreement will be effective through March 29, 2026. Prior to March 1, 2025, the Fund’s contractual expense limitations were 1.03%, 1.71%, 0.83%, and 0.73% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus is hereby restated to reflect changes to “Management Fees” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Class AClass CClass YInstitutionalClassManagement Fees0.56%0.56%0.56%0.56%Distribution and/or Shareholder Service (12b-1) Fees0.25%1.00%NoneNoneOther ExpensesDividend and Interest Expenses on Securities Sold Short0.01%0.01%0.01%0.01%Other Operating Expenses0.33%0.39%0.31%0.31%Total Other Expenses0.34%0.40%0.32%0.32%Acquired Fund Fees and Expenses (AFFE)0.01%0.01%0.01%0.01%Total Annual Fund Operating Expenses1.16%1.97%0.89%0.89%Fee Waiver and/or Expense Reimbursement(0.15)%(0.24)%(0.11)%(0.22)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement1.01%1.73% 0.78%0.67%*Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective March 1, 2025.(1) Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024.(2) Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.71%, 0.76% and 0.65% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through March 29, 2026, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.(3) Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements will differ from the ratio of net expenses to average net assets that is included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024 due to contractual changes to the Fund’s expense limitation agreement effective March 1, 2025.Example.This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Assuming Redemption at End of PeriodAssuming No RedemptionClass AClass CClass YInstitutionalClassClass C1 Year$425$276$80$68$1763 Years$667$595$273$262$5955 Years$929$1,040$482$472$1,04010 Years$1,675$2,276$1,086$1,076$2,276There are no additional changes to the Prospectus except those described herein. These changes will also be reflected in an updated Summary Prospectus for the Fund.
Touchstone Ares Credit Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE FUNDS GROUP TRUSTTouchstone Ares Credit Opportunities Fund (the “Fund”)Supplement dated February 14, 2025, to the Fund’s Prospectus dated January 28, 2025, as may be amended or supplemented from time to timeReduction in Advisory FeeThe Board of Trustees of the Touchstone Funds Group Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the Fund’s advisory fee.Effective March 1, 2025, the Fund will pay its investment adviser, Touchstone Advisors, Inc. (the “Adviser”), an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.50 billion. Prior to March 1, 2025, the Fund paid the Adviser an advisory fee at an annualized rate of 0.60% on all assets. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month.Operating Expense ReductionEffective March 1, 2025, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.71%, 0.76%, and 0.65% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation agreement will be effective through March 29, 2026. Prior to March 1, 2025, the Fund’s contractual expense limitations were 1.03%, 1.71%, 0.83%, and 0.73% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus is hereby restated to reflect changes to “Management Fees” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Class AClass CClass YInstitutionalClassManagement Fees0.56%0.56%0.56%0.56%Distribution and/or Shareholder Service (12b-1) Fees0.25%1.00%NoneNoneOther ExpensesDividend and Interest Expenses on Securities Sold Short0.01%0.01%0.01%0.01%Other Operating Expenses0.33%0.39%0.31%0.31%Total Other Expenses0.34%0.40%0.32%0.32%Acquired Fund Fees and Expenses (AFFE)0.01%0.01%0.01%0.01%Total Annual Fund Operating Expenses1.16%1.97%0.89%0.89%Fee Waiver and/or Expense Reimbursement(0.15)%(0.24)%(0.11)%(0.22)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement1.01%1.73% 0.78%0.67%*Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective March 1, 2025.(1) Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024.(2) Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.71%, 0.76% and 0.65% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through March 29, 2026, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.(3) Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements will differ from the ratio of net expenses to average net assets that is included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024 due to contractual changes to the Fund’s expense limitation agreement effective March 1, 2025.Example.This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Assuming Redemption at End of PeriodAssuming No RedemptionClass AClass CClass YInstitutionalClassClass C1 Year$425$276$80$68$1763 Years$667$595$273$262$5955 Years$929$1,040$482$472$1,04010 Years$1,675$2,276$1,086$1,076$2,276There are no additional changes to the Prospectus except those described herein. These changes will also be reflected in an updated Summary Prospectus for the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 29, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective March 1, 2025.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Touchstone Ares Credit Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 425
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	929
10 Years	rr_ExpenseExampleYear10	$ 1,675
Touchstone Ares Credit Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and Interest Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.39%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.73%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 276
3 Years	rr_ExpenseExampleYear03	595
5 Years	rr_ExpenseExampleYear05	1,040
10 Years	rr_ExpenseExampleYear10	2,276
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	595
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,276
Touchstone Ares Credit Opportunities Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.31%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	$ 1,086
Touchstone Ares Credit Opportunities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.31%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	472
10 Years	rr_ExpenseExampleYear10	$ 1,076

[1]	Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective March 1, 2025.
[2]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024.
[3]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.71%, 0.76% and 0.65% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through March 29, 2026, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements will differ from the ratio of net expenses to average net assets that is included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024 due to contractual changes to the Fund’s expense limitation agreement effective March 1, 2025.